Related-Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2018
Related-Party Disclosures [Abstract]
Compensation of key management personnel
Compensation of key management personnel

	Years ended August 31,
	2018	2017	2016

Salaries and short-term employee benefits	$3,985	$3,715	$3,701
Stock-based compensation costs	1,047	775	826
	$5,032	$4,490	$4,527